Share Based Payment	6 Months Ended
Dec. 31, 2024
Share Based Payment [Abstract]
Share based payment

Note 12. Share based payment

Under the share-based compensation plan, some employees and members of the executive management team as defined by the Board of Directors, were granted share options or restricted stock units (“RSU”) in return for their services to the Group.

On September 18, 2024, the Board of Directors approved the 2024 Incentive Plan (the “Plan”), making some minor modifications to the previous share-based compensation plan. Subsequently, on December 12, 2024, the Board approved the possibility of making additional grants under the Plan and revised certain terms. These changes were designed to attract, retain, and motivate key executives while promoting sustained growth and enhancing shareholder value.

As of December 31, 2024, Moolec had the following shared-based payment arrangements for executives and senior management:

●	Group 1 granted up to 579,078 underlying ordinary shares (options). The options have an exercise price of $1.52 and expire in December 2030 (except one case in June 2031).

●	Group 2 granted up to 344,555 underlying ordinary shares (options). The options have an exercise price of $8.00 and expire in December 2030.

●	Group 3 granted up to 833,333 underlying ordinary shares (options). The options have an exercise price of $4.25 and expire between January 2033 and March 2034.

Also, for the period ended December 31, 2024 RSU awards were accrued to some employees and members of the executive team amounting to the equivalent of $106,468 (and $172,670 for the period ended December 31, 2023). The expense is recognized as an employee benefit expense, with a corresponding increase in equity (or liability, depending on the characteristics of the award)

The fair value of the options granted is measured at grant date and recognized in accordance with the requirements of IFRS 2, as an employee benefit expense, with a corresponding increase in equity.

Factor	Group 1	Group 2	Group 3
Fair value of shares (range)	$1.00	$1.00	$1.63 - 3.21
Exercise price	$1.52	$8.00	$4.25
Expected volatility	70%	70%	70%
Dividend rate	-	-	-
Reference risk-free interest rate	3.00%	3.00%	4.25%
Plan duration	10 years	10 years	10 years
Fair value of stock options at measurement date (range)	$9.11	$7.25	$1.02 – 2.65

There are no market-related performance conditions or non-vesting conditions that should be considered for determining the fair value of options.

Moolec Science estimates an expected rotation of 2.00% annually at constant value, taking into account historical patterns of executives maintaining their jobs and the probability of exercising the options. This estimate is reviewed at the end of each annual or interim period.

The following table shows the amount and exercise price and the movements of the stock options of executives and managers of the Group for the period ended December 31, 2024.

December 31, 2024
	Group 1		Group 2		Group 3
	Number of options	Exercise price	Number of options	Exercise price	Number of options	Exercise price

At the beginning	325,826	$1.52	206,598	$8.00	833,333	$4.25
Granted during the period	-	-	-	-	-	$-
Forfeited during the period	-	-	-	-	-	-
Exercised during the period	-	-	-	-	-	-
Expired during the period	-	-	-	-	-	-
At the ending	325,826	$1.52	206,598	$8.00	833,333	$4.25

The charge of the stock options recognized during the six months period ended on December 31, 2024 and 2023, was $(161,327) and $(522,474). For the three-month period ended December 31, 2024 and 2023 the charge of the stock options recognized was $ (24, 751) and $(286, 952) respectively.

The charge of the RSUs recognized for the six months period ended on December 31, 2024 and 2023, was $(106,468) and $(172,670). For the three-month period ended December 31, 2024 and 2023 the charge of the RSUs recognized was $(53,234) and $(86,335) respectively.